UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/04

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       April 7, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $136003



List of Other Included Managers:

NONE



FORM 13F INFORMATION TABLE
                                    Title              VALUE      SHRS or  SH/ PUT/  Inv Other  Voting Authority
NAME OF ISSUER                      of     CUSIP       (x$1000)   PRN AMT  PRN CALL Disc Mgrs   Sole Shared None
                                    Class

AMR Corp                            com    001765106           1        50  SH      Sole           50
ANC Rental Corp                     com    00181310            0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd.         com    018548107         276      7500  SH      Sole         7500
Allstate Corp                       com    020002101         170      3737  SH      Sole         3737
American International Group, Inc.  com    026874107        6837     95817  SH      Sole        95817
Amerisource Health                  com    03071P102        4250     77725  SH      Sole        77725
Bank of America Corp                com    06050510          163      2012  SH      Sole         2012
Belo Corporation                    com    080555105        3966    142850  SH      Sole       142850
Block H&R Inc.                      com    093671105          46       900  SH      Sole          900
Bridgehampton National Bank         com    108035106        5113    123206  SH      Sole       123206
CMS Energy Corp Com                 com    125896100          45      5000  SH      Sole         5000
CVS Corporation Delaware            com    126650100         349      9900  SH      Sole         9900
Cardinal Health Inc                 com    14149Y108        7322    106275  SH      Sole       106275
Carmax Group                        com    143130102        5884    201500  SH      Sole       201500
Citigroup Inc                       com    172967101        5945    114991  SH      Sole       114991
Dell Computer                       com    247025109         104      3100  SH      Sole         3100
Dover Corp                          com    260003108          95      2450  SH      Sole         2450
Exxon Mobil Corp Com                com    302290101         167      4012  SH      Sole         4012
Gannett Inc.                        com    364730101        6839     77595  SH      Sole        77595
General Electric                    com    369604103        4473    146550  SH      Sole       146550
Health Care Reit Inc.               com    42217K106          28       700  SH      Sole          700
Home Depot Inc.                     com    437076102        6878    184105  SH      Sole       184105
Illinois Tool Wks Inc.              com    452308109        5880     74218  SH      Sole        74218
J P Morgan Chase & Co               com    46625H100           5       117  SH      Sole          117
KeyCorp                             com    493267108          79      2596  SH      Sole         2596
L-3 Communications Hldgs            com    502424104        7265    122145  SH      Sole       122145
Lowe's Co.                          com    548661107         140      2500  SH      Sole         2500
Marsh & McLennan Cos                com    571748102        2732     59000  SH      Sole        59000
Medco Health Solutions Inc          com    58405v102           0         8  SH      Sole            8
Merck & Co.                         com    589331107           3        70  SH      Sole           70
Morgan Stanley, Dean Witter & Co.   com    617446448         433      7550  SH      Sole         7550
Northern Trust Corp.                com    66585910           51      1104  SH      Sole         1104
Pepsico, Inc.                       com    713448108        4706     87400  SH      Sole        87400
Pfizer Inc.                         com    717081103        7209    205681  SH      Sole       205681
Sabre Hldgs Corp                    com    785905100           1        36  SH      Sole           36
Sealed Air Corp.                    com    81211K100        7156    143899  SH      Sole       143899
Staples Inc                         com    855030102        7681    303375  SH      Sole       303375
Suffolk Bancorp                     com    86473910            6       166  SH      Sole          166
Target Corp                         com    87612E106        5659    125650  SH      Sole       125650
Tennant Co.                         com    880345103         123      3100  SH      Sole         3100
United Parcel Service CL B          com    911312106          70      1000  SH      Sole         1000
Vodafone Airtouch PLC Sponsored     com    92857T107        3026    126630  SH      Sole       126630
Wal-Mart Stores                     com    931142103        6730    112750  SH      Sole       112750
Walgreen Co.                        com    931422109        4936    149795  SH      Sole       149795
XTO Energy Inc                      com    98385X106        5481    217150  SH      Sole       217150
Citigroup Capital IX                pfd    173066200        2902    112600  SH      Sole       112600
J P Morgan Chase Cap PFD K 5.875%   pfd    46626V207        1916     76800  SH      Sole        76800
Merrill Lynch PFD Capital Trust V   pfd    59021K205         142      5100  SH      Sole         5100
Morgan Stanley Cap Tr PFD CAP 7.25% pfd    61747N109        2720    100000  SH      Sole       100000

TOTAL                                                     136003


